Business Combinations - Summary of Impact of Acquisitions by Comprehensive Income (Detail) $ in Thousands, $ in Thousands	2 Months Ended		8 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Net Profit (loss)	$ (11,995)	$ (401)			$ (469,598)	$ (15,700)
Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue	$ 39,080	$ 1,307			$ (1,159)	$ (39)
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Net Profit (loss)							$ 7,629,382
Siliconware Precision Industries Co., Ltd. [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue							61,247,727
Advanced Microelectronic Products Inc. [member]
Disclosure of detailed information about business combination [Line Items]
Net Profit (loss)			$ (217,163)	$ (7,261)
Advanced Microelectronic Products Inc. [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue				$ 23,545			$ 704,243